United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-06730

                  AllianceBernstein Premier Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: July 31, 2003

                     Date of reporting period: July 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[LOGO] AllianceBernstein(SM)
       Investment Research and Management

            AllianceBernstein Premier Growth Fund
--------------------------------------------------------------------------------
Large-Cap Growth                                    Annual Report--July 31, 2003
--------------------------------------------------------------------------------

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commision's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

September 30, 2003

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Premier Growth Fund (the "Fund") for the annual reporting period ended July 31, 2003.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing predominately in the securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 to 60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.

Investment Results

The following table provides the performance results for the Fund and its benchmark, the Russell 1000 Growth Index for the six- and 12-month periods ended July 31, 2003. For comparison, we have also provided the returns for the Standard & Poor's (S&P) 500 Stock Index, a common measure of the broad stock market.

INVESTMENT RESULTS*
Periods Ended July 31, 2003

                                                           ---------------------
                                                                  Returns
                                                           ---------------------
                                                           6 Months    12 Months
--------------------------------------------------------------------------------
AllianceBernstein Premier Growth Fund
   Class A                                                    16.88%       5.41%
--------------------------------------------------------------------------------
   Class B                                                    16.40%       4.62%
--------------------------------------------------------------------------------
   Class C                                                    16.45%       4.61%
--------------------------------------------------------------------------------
S&P 500 Stock Index                                           16.78%      10.64%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                                     18.78%      11.64%
--------------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of July 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

      The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The indices reflect no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Premier Growth Fund.

      Additional investment results appear on page 6.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 1

For the six-month period ended July 31, 2003, the Fund's Class A shares modestly outperformed the S&P 500 Stock Index, but underperformed the Russell 1000 Growth Index. Relative to the S&P 500 Stock Index, positive performance during the period can be attributed to strong stock selection in the industrial, telecommunication service and financial sectors. Relative to the Russell 1000 Growth Index, the negative relative performance during the period can be attributed to weak stock selection in the health care sector.

For the 12-month period ended July 31, 2003, the Fund's Class A shares generated positive absolute performance, but underperformed the S&P 500 Stock Index and the Russell 1000 Growth Index. Relative to the S&P 500 Stock Index, underperformance was driven by weak stock selection in the health care, information technology and consumer discretionary sectors. Relative to the Russell 1000 Growth Index, underperformance was driven by weak stock selection predominantly in the health care sector. Strong positive contributions from Amgen, UnitedHealth Group, Intel, Lowe's, eBay and AT&T Wireless were more than offset by negative performance from Tenet Healthcare, Johnson & Johnson, Microsoft, Kohl's, Best Buy and General Electric Co.

Market Review and Investment Strategy

For the six- and 12-month periods ended July 31, 2003, the U.S. equity market was largely affected by the prospect and eventual onset of the conflict with Iraq. An expeditious and successful outcome boosted a decided upswing in consumer confidence, and shifted investor focus toward economic news. As progress for the U.S. economy and corporate profits emerged, investors responded by driving the S&P 500 Stock Index out of its multi-year decline and well into double-digit positive returns for both periods. Investors tended to ignore the unfavorable unemployment figures, which inched upward to 6.4%. Rising sentiment was fueled by the passage of a $350 billion federal package of tax cuts and state aid. The U.S. Federal Reserve opted to reduce the Federal Funds interest rate target to 1.0%, in an effort to ward off deflation and ensure sustainable growth going forward. The SARS outbreak in China and Hong Kong, which disrupted some industries as travel to the Far East abruptly slowed, was contained.

As data points suggesting an economic recovery have emerged, our focus has turned to building a more aggressive posture in the Fund's portfolio. The Fund has selectively become more aggressive by increasing its exposure to 1) those cyclical companies that we be-


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND lieve will benefit from an improving economy (e.g. media/advertising sensitive companies, brokerage, and select technology companies), and 2) those companies with strong operating leverage to a resurgence in revenue growth. The Fund continues to emphasize high-quality, sustainable growth companies, with a particular emphasis on companies with 1) unique products and/or market positions capable of generating strong revenue growth, 2) management teams that judiciously use their capital to fortify shareholder value, and 3) solid cash cushions to weather hard times and capitalize on new opportunities.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 3

Performance Update
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN PREMIER GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
7/31/93 TO 7/31/03

S&P 500 Stock Index: $26,592

Russell 1000 Growth Index: $23,130

AllianceBernstein Premier Growth Fund Class A: $21,364

          AllianceBernstein Premier
             Growth Fund Class A     S&P 500 Stock Index     Russell 1000 Growth Index
7/31/93            $ 9,575                  $10,000                    $10,000
7/31/94            $10,052                  $10,515                    $10,499
7/31/95            $13,483                  $13,256                    $13,797
7/31/96            $14,783                  $15,451                    $15,939
7/31/97            $24,425                  $23,502                    $24,203
7/31/98            $31,466                  $28,039                    $29,024
7/31/99            $38,837                  $33,704                    $36,001
7/31/00            $47,363                  $36,726                    $44,778
7/31/01            $30,648                  $31,466                    $29,078
7/31/02            $20,267                  $24,035                    $20,719
7/31/03            $21,364                  $26,592                    $23,130


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Premier Growth Fund Class A shares (from 7/31/93 to 7/31/03) as compared to the performance of appropriate broad-based indices. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States.

The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market.

When comparing AllianceBernstein Premier Growth Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Premier Growth Fund.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                                               Portfolio Summary
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY
July 31, 2003

INCEPTION DATES                         PORTFOLIO STATISTICS

Class A Shares                          Net Assets ($mil): $6,163.8
9/28/92
Class B Shares
9/28/92
Class C Shares
5/3/93

SECTOR BREAKDOWN

  26.6% Technology
  24.3% Consumer Services
  22.2% Finance                         [PIE CHART OMITTED]
  19.8% Health Care
   4.3% Consumer Staples
   2.1% Capital Goods

   0.7% Short-Term

COUNTRY BREAKDOWN

   94.9% United States
    2.7% Finland
    0.8% Taiwan                         [PIE CHART OMITTED]
    0.6% Israel
    0.3% Netherlands

    0.7% Short-Term

All data as of July 31, 2003. The Fund's sector and country breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 5

Investment Results
--------------------------------------------------------------------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge        With Sales Charge
                        1 Year           5.41%                     0.91%
                       5 Years          -7.45%                    -8.25%
                      10 Years           8.36%                     7.89%

Class B Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge        With Sales Charge
                        1 Year           4.62%                     0.62%
                       5 Years          -8.11%                    -8.11%
                      10 Years(a)        7.78%                     7.78%

Class C Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge        With Sales Charge
                        1 Year           4.61%                     3.61%
                       5 Years          -8.11%                    -8.11%
                      10 Years           7.64%                     7.64%

AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                   Class A          Class B            Class C
--------------------------------------------------------------------------------
                        1 Year     -9.62%           -10.07%            -7.25%
                       5 Years     -8.50%            -8.37%            -8.36%
                      10 Years      7.32%             7.24%(a)          7.08%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(a)   Assumes conversion of Class B shares into Class A shares after 8 years.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                                            Ten Largest Holdings
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
July 31, 2003

                                                                      Percent of
Company                                                     Value     Net Assets
--------------------------------------------------------------------------------
Microsoft Corp.                                    $  308,270,160           5.0%
--------------------------------------------------------------------------------
Pfizer, Inc.                                          297,808,056           4.9
--------------------------------------------------------------------------------
MBNA Corp.                                            288,914,510           4.7
--------------------------------------------------------------------------------
Citigroup, Inc.                                       282,846,368           4.6
--------------------------------------------------------------------------------
American International Group, Inc.                    260,863,860           4.2
--------------------------------------------------------------------------------
Viacom, Inc. Cl.B                                     257,746,547           4.2
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                              247,286,857           4.0
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                     229,926,442           3.7
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                 206,911,728           3.4
--------------------------------------------------------------------------------
Medtronic, Inc.                                       194,108,650           3.1
--------------------------------------------------------------------------------
                                                   $2,574,683,178          41.8%


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 7

Portfolio of Investments
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
July 31, 2003

Company                                                Shares             Value
-------------------------------------------------------------------------------

COMMON STOCKS-99.4%

Technology-26.7%
Communication Equipment-5.3%
Cisco Systems, Inc.(a) ........................     6,644,300   $   129,696,736
Juniper Networks, Inc.(a) .....................     1,993,100        28,760,433
Nokia Corp. (ADR) (Finland) ...................    10,885,100       166,542,030
                                                                ---------------
                                                                    324,999,199
                                                                ---------------
Computer Hardware/Storage-3.1%
Dell, Inc.(a) .................................     5,669,500       190,948,760
                                                                ---------------
Computer Services-1.7%
First Data Corp. ..............................     2,748,900       103,798,464
                                                                ---------------
Computer Software-9.6%
Electronic Arts, Inc.(a) ......................       750,600        63,050,400
Intuit, Inc.(a) ...............................     1,806,450        77,713,479
Microsoft Corp. ...............................    11,676,900       308,270,160
Symantec Corp.(a) .............................     1,759,650        82,298,830
VERITAS Software Corp.(a) .....................     2,024,700        62,360,760
                                                                ---------------
                                                                    593,693,629
                                                                ---------------
Internet Infrastructure-2.0%
eBay, Inc.(a) .................................     1,141,900       122,411,680
                                                                ---------------
Internet Media-0.2%
Yahoo!, Inc.(a) ...............................       376,000        11,704,880
                                                                ---------------
Semi-Conductor Components-4.8%
Intel Corp. ...................................     6,756,500       168,574,675
Maxim Integrated Products, Inc. ...............     2,004,300        78,328,044
Taiwan Semiconductor Manufacturing Co., Ltd.
   (ADR) (Taiwan) .............................     4,834,400        48,344,000
                                                                ---------------
                                                                    295,246,719
                                                                ---------------
                                                                  1,642,803,331
                                                                ---------------
Consumer Services-24.3%
Airlines-1.2%
Continental Airlines, Inc. Cl.B(a) ............       970,400        14,196,952
KLM Royal Dutch Air (Netherlands) .............     2,189,324        20,973,724
Northwest Airlines Corp. Cl.A(a) ..............     4,156,300        37,822,330
                                                                ---------------
                                                                     72,993,006
                                                                ---------------
Broadcasting & Cable-8.9%
Clear Channel Communications, Inc.(a) .........     2,612,200       106,969,590
Comcast Corp. Cl.A(a) .........................     6,257,000       183,330,100
Viacom, Inc. Cl.B(a) ..........................     5,922,485       257,746,547
                                                                ---------------
                                                                    548,046,237
                                                                ---------------
Entertainment & Leisure-1.0%
Harley-Davidson, Inc. .........................     1,296,900        60,798,672
                                                                ---------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------

Printing & Publishing-0.6%
Gannett Co., Inc. .............................       494,800   $    38,015,484
                                                                ---------------
Retail-General Merchandise-12.6%
Bed Bath & Beyond, Inc.(a) ....................     2,476,570        96,165,213
Kohl's Corp.(a) ...............................     3,083,400       182,999,790
Lowe's Cos., Inc. .............................     4,834,450       229,926,442
Target Corp. ..................................     1,667,400        63,894,768
Wal-Mart Stores, Inc. .........................     3,700,800       206,911,728
                                                                ---------------
                                                                    779,897,941
                                                                ---------------
                                                                  1,499,751,340
                                                                ---------------
Finance-22.2%
Banking-Money Center-0.1%
SLM Corp. .....................................       152,950         6,341,307
                                                                ---------------
Banking-Regional-0.2%
Fifth Third Bancorp ...........................       249,800        13,741,498
                                                                ---------------
Brokerage & Money Management-4.2%
Goldman Sachs Group, Inc. .....................       827,700        72,125,778
Merrill Lynch & Co., Inc. .....................     1,967,400       106,967,538
Morgan Stanley ................................     1,648,400        78,200,096
                                                                ---------------
                                                                    257,293,412
                                                                ---------------
Insurance-5.9%
American International Group, Inc. ............     4,063,300       260,863,860
The Progressive Corp. .........................     1,601,800       105,702,782
                                                                ---------------
                                                                    366,566,642
                                                                ---------------
Mortgage Banking-2.5%
Federal National Mortgage Association .........     2,412,900       154,522,116
                                                                ---------------
Miscellaneous-9.3%
Citigroup, Inc. ...............................     6,313,535       282,846,368
MBNA Corp. ....................................    12,961,620       288,914,510
                                                                ---------------
                                                                    571,760,878
                                                                ---------------
                                                                  1,370,225,853
                                                                ---------------
Health Care-19.8%
Biotechnology-3.1%
Amgen, Inc.(a) ................................     2,709,600       188,533,968
                                                                ---------------
Drugs-5.4%
Pfizer, Inc. ..................................     8,927,100       297,808,056
Teva Pharmaceutical Industries, Ltd.
   (ADR) (Israel) .............................       673,200        38,601,288
                                                                ---------------
                                                                    336,409,344
                                                                ---------------


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 9

Portfolio of Investments
--------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)             Value
-------------------------------------------------------------------------------

Medical Products-6.9%
Boston Scientific Corp.(a) ....................       671,300   $    42,446,299
Johnson & Johnson .............................     3,523,530       182,483,619
Medtronic, Inc. ...............................     3,769,100       194,108,650
St. Jude Medical, Inc.(a) .....................       144,300         7,741,695
                                                                ---------------
                                                                    426,780,263
                                                                ---------------
Medical Services-4.4%
Cardinal Health, Inc. .........................       439,451        24,059,942
UnitedHealth Group, Inc. ......................     4,747,300       247,286,857
                                                                ---------------
                                                                    271,346,799
                                                                ---------------
                                                                  1,223,070,374
                                                                ---------------
Consumer Staples-4.3%
Beverages-1.1%
Anheuser-Busch Cos., Inc. .....................     1,265,300        65,567,846
                                                                ---------------
Cosmetics-0.2%
Avon Products, Inc. ...........................       168,100        10,487,759
                                                                ---------------
Household Products-2.1%
Colgate-Palmolive Co. .........................       910,900        49,735,140
The Procter & Gamble Co. ......................       905,300        79,548,711
                                                                ---------------
                                                                    129,283,851
                                                                ---------------
Retail-Food & Drug-0.9%
Walgreen Co. ..................................     1,955,200        58,499,584
                                                                ---------------
                                                                    263,839,040
                                                                ---------------
Capital Goods-2.1%
Miscellaneous-2.1%
General Electric Co. ..........................     4,516,000       128,435,040
                                                                ---------------
Total Common Stocks
   (cost $5,199,368,111) ......................                   6,128,124,978
                                                                ---------------
SHORT-TERM INVESTMENT-0.7%
Time Deposit-0.7%
State Street Euro Dollar
   0.50%, 8/01/03
   (cost $44,316,000) .........................   $    44,316        44,316,000
                                                                ---------------

Total Investments*-100.1%
   (cost $5,243,684,111) ......................                   6,172,440,978
Other assets less liabilities-(0.1%) ..........                      (8,676,493)
                                                                ---------------

Net Assets-100% ...............................                 $ 6,163,764,485
                                                                ===============


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

* SECURITIES LENDING INFORMATION

The Fund participates in a securities lending arrangement (see Note E) in which cash collateral is invested by the lending agent. Such investments, representing 0.6% of net assets, were as follows as of July 31, 2003:

                                          Current
                                           Yield         Shares         Value
                                        ===========    ===========   ===========
UBS Private Money Market
   Fund LLC                                 1.02%       39,695,900   $39,695,900

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 11

Statement of Assets & Liabilities
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
July 31, 2003

Assets
Investments in securities, at value (cost $5,243,684,111)   $  6,172,440,978(a)
Cash ....................................................                641
Collateral held for securities loaned ...................         39,695,900
Receivable for capital stock sold .......................         25,791,477
Receivable for investment securities sold ...............          8,788,981
Dividends and interest receivable .......................          4,287,415
                                                            ----------------
Total assets ............................................      6,251,005,392
                                                            ----------------
Liabilities
Payable for collateral received on securities loaned ....         39,695,900
Payable for capital stock redeemed ......................         24,321,243
Payable for investment securities purchased .............         10,958,512
Advisory fee payable ....................................          5,202,569
Distribution fee payable ................................            909,762
Accrued expenses and other liabilities ..................          6,152,921
                                                            ----------------
Total liabilities .......................................         87,240,907
                                                            ----------------
Net Assets ..............................................   $  6,163,764,485
                                                            ================
Composition of Net Assets
Capital stock, at par ...................................   $        415,580
Additional paid-in capital ..............................     14,791,958,763
Accumulated net realized loss on investment
   transactions .........................................     (9,557,366,725)
Net unrealized appreciation of investments ..............        928,756,867
                                                            ----------------
                                                            $  6,163,764,485
                                                            ================
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($1,757,243,498 / 112,812,754 shares of capital
   stock issued and outstanding) ........................             $15.58
Sales charge--4.25% of public offering price ............                .69
                                                                      ------
Maximum offering price ..................................             $16.27
                                                                      ======
Class B Shares
Net asset value and offering price per share
   ($2,670,329,712 / 187,156,386 shares of
   capital stock issued and outstanding) ................             $14.27
                                                                      ======
Class C Shares
Net asset value and offering price per share
   ($943,029,282 / 65,949,153 shares of capital stock
   issued and outstanding) ..............................             $14.30
                                                                      ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($793,161,993 / 49,662,051 shares of capital stock
   issued and outstanding) ..............................             $15.97
                                                                      ======

(a)   Includes securities on loan with a value of $38,484,283 (see Note E).

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                                         Statement of Operations
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                 December 1, 2002      Year Ended
                                                         to           November 30,
                                                   July 31, 2003*         2002
                                                 =================  ===============
Investment Income
Dividends (net of foreign taxes withheld of
   $347,956 and $975,871,respectively) .....       $  32,126,857    $    56,022,565
Interest ...................................             592,649          2,153,547
                                                   -------------    ---------------
                                                      32,719,506         58,176,112
Expenses
Advisory fee ...............................          39,958,906         88,128,426
Distribution fee--Class A ..................           3,608,278          8,300,777
Distribution fee--Class B ..................          17,815,015         42,133,265
Distribution fee--Class C ..................           6,363,810         15,548,417
Transfer agency ............................          21,199,044         37,578,580(a)
Printing ...................................           3,267,654          5,398,494
Custodian ..................................             356,987            652,328
Audit and legal ............................             179,429            121,314
Administrative .............................              95,000            150,000
Registration fees ..........................              76,944            145,000
Directors' fees and expenses ...............              17,000             23,000
Miscellaneous ..............................             267,840            199,011
                                                   -------------    ---------------
Total expenses .............................          93,205,907        198,378,612
Less: expense offset arrangement
   (see Note B) ............................              (6,588)           (97,192)(a)
                                                   -------------    ---------------
Net expenses ...............................          93,199,319        198,281,420
                                                   -------------    ---------------
Net investment loss ........................         (60,479,813)      (140,105,308)
                                                   -------------    ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on investment
   transactions ............................        (787,390,546)    (2,391,356,164)
Net change in unrealized
   appreciation/depreciation
   of investments ..........................         943,573,844       (346,707,652)
                                                   -------------    ---------------
Net gain (loss) on investment transactions .         156,183,298     (2,738,063,816)
                                                   -------------    ---------------
Net Increase (Decrease) in Net Assets
   from Operations .........................       $  95,703,485    $(2,878,169,124)
                                                   =============    ===============


*     The Fund changed its fiscal year end from November 30 to July 31.

(a) Amounts have been reclassified to conform to the current period's presentation.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 13

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                              December 1,       Year Ended       Year Ended
                                2002 to        November 30,     November 30,
                            July 31, 2003*         2002             2001
                            ===============   ===============  ===============
Increase
(Decrease) in
Net Assets from
Operations
Net investment loss .....   $   (60,479,813)  $  (140,105,308) $  (195,169,749)
Net realized loss
   on investment
   transactions .........      (787,390,546)   (2,391,356,164)  (6,219,302,977)
Net change in
   unrealized
   appreciation/
   depreciation of
   investments ..........       943,573,844      (346,707,652)   2,054,311,401
                            ---------------   ---------------  ---------------
Net increase
   (decrease) in
   net assets from
   operations ...........        95,703,485    (2,878,169,124)  (4,360,161,325)
Distributions to
Shareholders from
Net realized gain on
   investment
   transactions
   Class A ..............                -0-               -0-    (387,295,086)
   Class B ..............                -0-               -0-    (753,190,675)
   Class C ..............                -0-               -0-    (284,821,720)
   Advisor Class ........                -0-               -0-     (41,390,708)
Distributions in
   excess of net
   realized gain
   on investment
   transactions
   Class A ..............                -0-               -0-     (43,068,184)
   Class B ..............                -0-               -0-     (83,756,688)
   Class C ..............                -0-               -0-     (31,672,888)
   Advisor Class ........                -0-               -0-      (4,602,750)
Capital Stock
Transactions
Net increase
   (decrease) ...........      (818,339,806)   (2,250,580,831)     506,225,066
                            ---------------   ---------------  ---------------
Total decrease ..........      (722,636,321)   (5,128,749,955)  (5,483,734,958)
Net Assets
Beginning of period .....     6,886,400,806    12,015,150,761   17,498,885,719
                            ---------------   ---------------  ---------------
End of period ...........   $ 6,163,764,485   $ 6,886,400,806  $12,015,150,761
                            ===============   ===============  ===============

*     The Fund changed its fiscal year end from November 30 to July 31.

      See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
July 31, 2003

NOTE A

Significant Accounting Policies

AllianceBernstein Premier Growth Fund, Inc. (the "Fund"), formerly Alliance Premier Growth Fund, Inc., organized as a Maryland corporation on July 9, 1992, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased before July 11, 1998 will convert to Class A shares six years after the end of the calendar month of purchase. Class B shares purchased on or after July 11, 1998 will convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 15

Notes to Financial Statements
--------------------------------------------------------------------------------

valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

7. Change of Fiscal Year End

The Fund changed its fiscal year end from November 30 to July 31. Accordingly, the statement of operations, the statement of changes in net assets and financial highlights reflect the period from December 1, 2002 to July 31, 2003.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of 1.00% of the Fund's average daily net assets up to $5 billion, .95% of the next $2.5 billion of the Fund's average daily net assets, .90% of the next $2.5 billion of the Fund's average daily net assets, and .85% of the Fund's average daily net assets over $10 billion. Such fee is accrued daily and paid monthly.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 17

Notes to Financial Statements
--------------------------------------------------------------------------------

Pursuant to the advisory agreement, the Fund paid $95,000 and $150,000, respectively, to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the period ended July 31, 2003 and the year ended November 30, 2002.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $11,665,004 and $19,842,714, respectively, for the period ended July 31, 2003 and the year ended November 30, 2002.

For the period ended July 31, 2003 and the year ended November 30, 2002, the Fund's expenses were reduced by $6,588 and $97,192, respectively, under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc.,
(the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $64,460 and $136,436 from the sale of Class A shares and received $100,020 and $85,652, $6,183,467 and $12,364,508 and $129,411 and $267,766 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, for the period ended July 31, 2003 and the year ended November 30, 2002.

Brokerage commissions paid on investment transactions for the period ended July 31, 2003 and the year ended November 30, 2002 amounted to $15,101,692 and $33,491,089, respectively, of which $830,806 and $1,356,855 respectively, were paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $222,397,006 and $16,227,026 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended July 31, 2003, were as follows:

                                                  Purchases            Sales
                                               ==============     ==============
Investment securities (excluding
   U.S. government securities) ...........     $3,360,582,557     $4,069,719,648
U.S. government securities ...............        220,562,404        308,270,252

At July 31, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost ................................................           $ 5,423,267,749
                                                                ===============
Gross unrealized appreciation .......................           $ 1,052,458,744
Gross unrealized depreciation .......................              (303,285,515)
                                                                ---------------
Net unrealized appreciation .........................           $   749,173,229
                                                                ===============

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund earns fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of July 31, 2003, the Fund had loaned securities with a value of $38,484,283 and received cash collateral which was invested in a money market fund valued at $39,695,900 as included in the footnotes to the accompanying portfolio of investments. For the period ended July 31, 2003, the Fund earned fee income of $260,203 which is included in interest income in the accompanying statement of operations.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 19

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE F

Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each Class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                  --------------------------------------------------
                                                       Shares
                                  --------------------------------------------------
                                       December 1,        Year Ended      Year Ended
                                  2002 to July 31,      November 30,    November 30,
                                           2003(a)              2002            2001
                                  --------------------------------------------------
Class A
Shares sold                           279,090,125        554,408,235     192,958,567
------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                            -0-                -0-     14,599,765
------------------------------------------------------------------------------------
Shares converted from Class B           3,770,556            268,752       2,660,688
------------------------------------------------------------------------------------
Shares redeemed                      (309,282,067)      (591,113,232)   (197,758,238)
------------------------------------------------------------------------------------
Net increase (decrease)               (26,421,386)       (36,436,245)     12,460,782
====================================================================================

Class B
Shares sold                             8,481,916         19,685,912      44,960,892
------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                            -0-                -0-     29,809,021
------------------------------------------------------------------------------------
Shares converted to Class A            (4,108,744)          (291,794)     (2,861,332)
------------------------------------------------------------------------------------
Shares redeemed                       (39,262,247)      (104,851,895)    (81,347,624)
------------------------------------------------------------------------------------
Net decrease                          (34,889,075)       (85,457,777)     (9,439,043)
====================================================================================

Class C
Shares sold                             7,726,444         18,632,268      29,064,163
------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                            -0-                -0-     11,341,751
------------------------------------------------------------------------------------
Shares redeemed                       (22,077,962)       (53,886,000)    (45,771,096)
------------------------------------------------------------------------------------
Net decrease                          (14,351,518)       (35,253,732)     (5,365,182)
====================================================================================

Advisor Class
Shares sold                            14,418,320         20,922,564      21,466,919
------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                            -0-                -0-      1,454,109
------------------------------------------------------------------------------------
Shares redeemed                        (3,046,492)        (7,353,669)    (15,650,405)
------------------------------------------------------------------------------------
Net increase                           11,371,828         13,568,895       7,270,623
====================================================================================

(a)   The Fund changed its fiscal year end from November 30 to July 31.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                                 ---------------------------------------------------------
                                                        Amount
                                 ---------------------------------------------------------
                                      December 1,            Year Ended         Year Ended
                                 2002 to July 31,          November 30,       November 30,
                                          2003(a)                  2002               2001
                                 ---------------------------------------------------------
Class A
Shares sold                       $ 3,948,413,879       $ 8,817,682,822    $ 4,423,315,850
------------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                            -0-                   -0-       407,490,039
------------------------------------------------------------------------------------------
Shares converted from Class B          54,144,465             4,050,046         56,630,812
------------------------------------------------------------------------------------------
Shares redeemed                    (4,357,150,751)       (9,454,945,989)    (4,508,637,921)
------------------------------------------------------------------------------------------
Net increase (decrease)           $  (354,592,407)      $  (633,213,121)   $   378,798,780
==========================================================================================

Class B
Shares sold                       $   111,928,336       $   318,892,928    $ 1,012,469,813
------------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                            -0-                   -0-       777,718,782
------------------------------------------------------------------------------------------
Shares converted to Class A           (54,144,465)           (4,050,046)       (56,630,811)
------------------------------------------------------------------------------------------
Shares redeemed                      (510,011,038)       (1,629,288,066)    (1,727,699,159)
------------------------------------------------------------------------------------------
Net increase (decrease)           $  (452,227,167)      $(1,314,445,184)   $     5,858,625
==========================================================================================

Class C
Shares sold                       $   101,212,937       $   297,238,453    $   655,157,404
------------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                            -0-                   -0-       296,360,110
------------------------------------------------------------------------------------------
Shares redeemed                      (288,062,317)         (845,803,447)      (991,443,510)
------------------------------------------------------------------------------------------
Net decrease                      $  (186,849,380)      $  (548,564,994)   $   (39,925,996)
==========================================================================================

Advisor Class
Shares sold                       $   219,711,065       $   375,797,377    $   498,862,134
------------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                            -0-                   -0-        41,311,238
------------------------------------------------------------------------------------------
Shares redeemed                       (44,381,917)         (130,154,909)      (378,679,715)
------------------------------------------------------------------------------------------
Net increase                      $   175,329,148       $   245,642,468    $   161,493,657
==========================================================================================

(a)   The Fund changed its fiscal year end from November 30 to July 31.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended July 31, 2003.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 21

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2003, November 30, 2002 and November 30, 2001 were as follows:

                                              2003       2002          2001
                                            ========   ========   ==============
Distributions paid from:
   Net long-term capital gains ..........   $     -0-  $     -0-  $1,629,798,699
Total taxable distributions .............         -0-        -0-   1,629,798,699
                                            --------   --------   --------------
Total distributions paid ................   $     -0-  $     -0-  $1,629,798,699
                                            --------   --------   --------------

As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ................        $(9,377,783,084)(a)
Unrealized appreciation/(depreciation) ..............            749,173,229(b)
                                                             ---------------
Total accumulated earnings/(deficit) ................        $(8,628,609,855)
                                                             ---------------

(a) On July 31, 2003, the Fund had a net capital loss carryforward of $9,377,783,084, of which $6,203,223,867 expires in the year 2009,
      $2,082,402,414 expires in the year 2010 and $1,092,156,803 which expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the period ended July 31 2003, permanent differences, primarily due to a net investment loss of $60,479,813, resulted in a net decrease in accumulated net investment loss and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE I

Litigation

On September 12, 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in federal district court in the Southern District of New York against Alliance Capital Management L.P. ("Alliance Capital"), Alfred Harrison and the Fund alleging violation of the Investment Company Act of 1940 ("ICA"). The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to the Fund by causing the Fund to invest in the securities of Enron Corp. ("Enron") and that the agreements between the Fund and Alliance Capital violated the ICA because all of the directors of the Fund should be deemed interested under the ICA. Plaintiff seeks damages equal to the Fund's losses as a result of the Fund's investment in shares of Enron and a recovery of all fees paid to Alliance Capital beginning November 1, 2000. On March 24, 2003, the court granted Alliance Capital's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

with the Benak v. Alliance Capital Management L.P. action already pending there. The Fund is no longer named as a defendant in this case.

Alliance Capital believes that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations.

On December 13, 2002, a complaint entitled Patrick J. Goggins et al., v. Alliance Capital Management L.P. et al. ("Goggins Complaint") was filed in federal district court in the Southern District of New York against Alliance Capital, the Fund and individual directors and certain officers of the Fund. The Goggins Complaint alleges that defendants violated the Securities Act of 1933 because the Fund's registration statements and prospectuses allegedly were materially misleading, contained untrue statements of material fact and omitted material facts in describing the strategic objectives and investment strategies of the Fund in relation to its investments, including its investments in Enron securities. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages. Alliance Capital's time to move, answer or otherwise respond to the Goggins Complaint is currently stayed. Since the litigation is in its early stages the ultimate outcome can not be determined at this time.

Alliance Capital, the Fund and the other defendants believe the plaintiffs' allegations in the Goggins Complaint are without merit and intend to vigorously defend against these allegations.

NOTE J

Subsequent Events

Alliance Capital Management L.P., ("Alliance Capital") the Fund's Adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connec-tion with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Alliance Capital has been providing full cooperation with respect to these investigations.

Based on the preliminary results of its own ongoing internal investigation con-cerning mutual fund transactions, Alliance Capital has identified conflicts of interest in connection with certain market timing transactions. In this regard, Alliance Capital has suspended two of its employees, neither of which was a portfolio manager or officer of the Fund. Alliance Capital continues to review the facts and circumstances relevant to the SEC's and NYAG's investigations, including whether third parties may have engaged in illegal late trading in the Funds and whether any of its employees knowingly facilitated such late trading. Consistent with the best interests of the Fund and its shareholders, Alliance Capital intends to vigorously pursue its rights, and the rights of the Fund and its shareholders, if it is determined that such trading occurred. At the present time,

-------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 23

Notes to Financial Statements
-------------------------------------------------------------------------------
management of Alliance Capital is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund or Alliance Capital's results of operations or financial condition.

Alliance Capital also announced that its Board of Directors authorized a special committee, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint"), was filed in federal district court in the Southern District of New York against Alliance Capital Management Holding L.P.; Alliance Capital ; Alliance Capital Management Corporation (collectively, the "Alliance Capital defendants"); certain of the AllianceBernstein Mutual Funds, including the Fund, AXA Financial,
Inc.; Gerald Malone; Charles Schaffran; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management LLC; Canary Capital Partners,
Ltd.; and other unnamed defendants. The action, which is brought on behalf of a putative class of all persons who purchased shares in one or more of the defendant mutual funds between October 2, 1998 and September 29, 2003, alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Advisors Act of 1940. The principal allegations of the Hindo Complaint are that the Alliance Capital defendants entered into agreements under which certain named and unnamed parties were permitted to engage in late trading and market timing transactions in the defendant funds. According to the Complaint, these agreements were fraudulent and a breach of fiduciary duty to fund shareholders. In addition, plaintiffs allege that the prospectuses for the named AllianceBernstein mutual funds were false and misleading because they: (i) failed to disclose the existence of these late trading and market timing agreements; and (ii) represented that fund shareholders would be safeguarded against the effects of such agreements. Plaintiffs seek unspecified damages, the rescission of plaintiffs' contracts with Alliance Capital, and recovery of any fees paid in connection therewith. Alliance Capital is evaluating the claims in the Hindo Complaint and intends to vigorously defend against them. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of this action may have on the Fund or on Alliance Capital's results of operations or financial condition. On October 8, 2003, a similar complaint was filed in federal district court in the Eastern District of New York in which all AllianceBernstein Funds are named as nominal defendants. Alliance Capital understands that additional lawsuits that are similar to these lawsuits have been filed, and believes that others may be filed, against Alliance Capital defendants and related parties.



--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------



Financial Highlights
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                ------------------------------------------------------------------------------------------------
                                                                               Class A
                                ------------------------------------------------------------------------------------------------
                                  December 1,                                     Year Ended November 30,
                                      2002 to       ----------------------------------------------------------------------------
                                July 31, 2003(a)            2002            2001            2000            1999            1998
                                ------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period ...................  $      15.07       $      20.24    $      29.51    $      35.82    $      27.50    $      22.00
                                 -----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) ........          (.10)              (.19)           (.19)           (.26)           (.28)           (.15)
Net realized and unrealized
  gain (loss) on investment
  transactions ................           .61              (4.98)          (6.43)          (3.69)           9.21            7.11
                                 -----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations .           .51              (5.17)          (6.62)          (3.95)           8.93            6.96
                                 -----------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions ................            -0-                -0-          (2.38)          (2.36)           (.61)          (1.46)
Distributions in excess of net
  realized gain on investment
  transactions ................            -0-                -0-           (.27)             -0-             -0-             -0-
                                 -----------------------------------------------------------------------------------------------
Total distributions ...........            -0-                -0-          (2.65)          (2.36)           (.61)          (1.46)
                                 -----------------------------------------------------------------------------------------------
Net asset value, end
  of period ...................  $      15.58       $      15.07    $      20.24    $      29.51    $      35.82    $      27.50
                                 ===============================================================================================
Total Return
Total investment return based
  on net asset value(c) .......          3.38%            (25.54)%        (24.90)%        (11.91)%         33.13%          33.94%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............  $  1,757,243       $  2,098,623    $  3,556,040    $  4,817,131    $  4,285,490    $  1,418,262
Ratio to average net assets of:
  Expenses ....................          1.89%(d)           1.73%           1.53%           1.44%           1.50%           1.59%(e)
  Net investment loss .........         (1.08)%(d)         (1.09)%          (.83)%          (.71)%          (.85)%          (.59)%
Portfolio turnover rate .......            60%                93%            135%            125%             75%             82%

See footnote summary on page 28.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 25

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                ------------------------------------------------------------------------------------------------
                                                                               Class B
                                ------------------------------------------------------------------------------------------------
                                  December 1,                                     Year Ended November 30,
                                      2002 to       ----------------------------------------------------------------------------
                                July 31, 2003(a)            2002            2001            2000            1999            1998
                                ------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period ...................  $      13.88       $      18.78    $      27.76    $      34.05    $      26.33    $      21.26
                                 -----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) ........          (.16)              (.29)           (.35)           (.48)           (.48)           (.30)
Net realized and unrealized
  gain (loss) on investment
  transactions ................           .55              (4.61)          (5.98)          (3.45)           8.81            6.83
                                 -----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations .           .39              (4.90)          (6.33)          (3.93)           8.33            6.53
                                 -----------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions ................            -0-                -0-          (2.38)          (2.36)           (.61)          (1.46)
Distributions in excess of net
  realized gain on investment
  transactions ................            -0-                -0-           (.27)             -0-             -0-             -0-
                                 -----------------------------------------------------------------------------------------------
Total distributions ...........            -0-                -0-          (2.65)          (2.36)           (.61)          (1.46)
                                 -----------------------------------------------------------------------------------------------
Net asset value, end
  of period ...................  $      14.27       $      13.88    $      18.78    $      27.76    $      34.05    $      26.33
                                 ===============================================================================================
Total Return
Total investment return based
  on net asset value(c) .......          2.81%            (26.09)%        (25.48)%        (12.51)%         32.30%          33.04%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............  $  2,670,330       $  3,080,955    $  5,774,836    $  8,797,132    $  8,161,471    $  2,799,288
Ratio to average net assets of:
  Expenses ....................          2.65%(d)           2.47%           2.25%           2.13%           2.18%           2.28%(e)
  Net investment loss .........         (1.84)%(d)         (1.84)%         (1.59)%         (1.40)%         (1.53)%         (1.27)%
Portfolio turnover rate .......            60%                93%            135%            125%             75%             82%

See footnote summary on page 28.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                ------------------------------------------------------------------------------------------------
                                                                               Class C
                                ------------------------------------------------------------------------------------------------
                                  December 1,                                     Year Ended November 30,
                                      2002 to       ----------------------------------------------------------------------------
                                July 31, 2003(a)            2002            2001            2000            1999            1998
                                ------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period ...................  $      13.90       $      18.81    $      27.80    $      34.09    $      26.36    $      21.29
                                 -----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) ........          (.16)              (.29)           (.35)           (.48)           (.49)           (.31)
Net realized and unrealized
  gain (loss) on investment
  transactions ................           .56              (4.62)          (5.99)          (3.45)           8.83            6.84
                                 -----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............           .40              (4.91)          (6.34)          (3.93)           8.34            6.53
                                 -----------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions ................            -0-                -0-          (2.38)          (2.36)           (.61)          (1.46)
Distributions in excess of net
  realized gain on investment
  transactions ................            -0-                -0-           (.27)             -0-             -0-             -0-
                                 -----------------------------------------------------------------------------------------------
Total distributions ...........            -0-                -0-          (2.65)          (2.36)           (.61)          (1.46)
                                 -----------------------------------------------------------------------------------------------
Net asset value, end
  of period ...................  $      14.30       $      13.90    $      18.81    $      27.80    $      34.09    $      26.36
                                 ===============================================================================================
Total Return
Total investment return based
  on net asset value(c) .......          2.88%            (26.10)%        (25.48)%        (12.49)%         32.31%          32.99%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............  $    943,029       $  1,116,314    $  2,173,671    $  3,361,307    $  2,965,440    $    862,193
Ratio to average net assets of:
  Expenses ....................          2.62%(d)           2.45%           2.26%           2.13%           2.18%           2.28%(e)
  Net investment loss .........         (1.81)%(d)         (1.81)%         (1.59)%         (1.40)%         (1.53)%         (1.30)%
Portfolio turnover rate .......            60%                93%            135%            125%             75%             82%

See footnote summary on page 28.

--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 27

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                ------------------------------------------------------------------------------------------------
                                                                         Advisor Class
                                ------------------------------------------------------------------------------------------------
                                  December 1,                                     Year Ended November 30,
                                      2002 to       ----------------------------------------------------------------------------
                                July 31, 2003(a)            2002            2001            2000            1999            1998
                                ------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period ...................  $      15.42       $      20.65    $      29.99    $      36.25    $      27.71    $      22.10
                                 -----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) ........          (.08)              (.14)           (.14)           (.14)           (.17)           (.07)
Net realized and unrealized
  gain (loss) on investment
  transactions ................           .63              (5.09)          (6.55)          (3.76)           9.32            7.14
                                 -----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............           .55              (5.23)          (6.69)          (3.90)           9.15            7.07
                                 -----------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions ................            -0-                -0-          (2.38)          (2.36)           (.61)          (1.46)
Distributions in excess of net
  realized gain on investment
  transactions ................            -0-                -0-           (.27)             -0-             -0-             -0-
                                 -----------------------------------------------------------------------------------------------
Total distributions ...........            -0-                -0-          (2.65)          (2.36)           (.61)          (1.46)
                                 -----------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............  $      15.97       $      15.42    $      20.65    $      29.99    $      36.25    $      27.71
                                 ===============================================================================================
Total Return
Total investment return based
  on net asset value(c) .......          3.57%            (25.33)%        (24.72)%        (11.61)%         33.68%          34.31%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............  $    793,162       $    590,508    $    510,603    $    523,315    $    466,690    $    271,661
Ratio to average net assets of:
  Expenses ....................          1.60%(d)           1.45%           1.25%           1.11%           1.16%           1.26%(e)
  Net investment loss .........          (.78)%(d)          (.79)%          (.59)%          (.38)%          (.51)%          (.28)%
Portfolio turnover rate .......            60%                93%            135%            125%             75%             82%

(a)   The Fund changed its fiscal year end from November 30 to July 31.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e) Ratio reflects expenses grossed up for the expense offset arrangement with the Transfer Agent. For the year ended November 30, 1998, the ratios of expenses to average net assets were 1.58% for Class A shares, 2.27% for Class B shares, 2.27% for Class C shares and 1.25% for Advisor Class shares, respectively.

--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                                 Report of Independent Auditors
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of AllianceBernstein Premier Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Premier Growth Fund, Inc., formerly Alliance Premier Growth Fund, Inc., (the "Fund") at July 31, 2003, the results of its operations for the period December 1, 2002 through July 31, 2003 and for the year ended November 30, 2002, the changes in its net assets for the period December 1, 2002 through July 31, 2003 and for each of the two years in the period ended November 30, 2002 and the financial highlights for the period December 1, 2002 through July 31, 2003 and for each of the five years in the period ended November 30, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
September 12, 2003, except for Note J which is as of October 9, 2003.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 29

Board of Directors
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Thomas J. Bardong, Vice President
Thomas G. Kamp, Vice President
Daniel Nordby, Vice President
Michael J. Reilly, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                                          Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
(unaudited)

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                            PORTFOLIOS
                                                  PRINCIPAL                   IN FUND          OTHER
NAME, AGE OF DIRECTOR,                          OCCUPATION(S)                 COMPLEX      DIRECTORSHIPS
       ADDRESS                                     DURING                   OVERSEEN BY       HELD BY
  (YEARS OF SERVICE*)                           PAST 5 YEARS                  DIRECTOR        DIRECTOR
---------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

John D. Carifa,**, 58               President, Chief Operating Officer           116            None
1345 Avenue of the                  and a Director of Alliance Capital
Americas                            Management Corporation ("ACMC"),
New York, NY 10105                  with which he has been associated
(11)                                since prior to 1998.


DISINTERESTED DIRECTORS

Ruth Block,#+, 72                   Formerly Executive Vice President             97            None
P.O. Box 4623                       and Chief Insurance Officer of The
Stamford, CT 06903                  Equitable Life Assurance Society
(11)                                of the United States; Chairman
                                    and Chief Executive Officer of
                                    Evlico; Director of Avon, BP (oil
                                    and gas), Ecolab Incorporated
                                    (specialty chemicals), Tandem
                                    Financial Group, and Donaldson
                                    Lufkin & Jenrette Securities
                                    Corporation; former Governor at
                                    Large-National Association of
                                    Securities Dealers, Inc.

David H. Dievler,#+, 73             Independent consultant. Until                101            None
P.O. Box 167                        December 1994, Senior Vice
Spring Lake, NJ 07762               President of ACMC responsible
(11)                                for mutual fund administration.
                                    Prior to joining ACMC in 1984,
                                    Chief Financial Officer of
                                    Eberstadt Asset Management
                                    since 1968. Prior to that, Senior
                                    Manager at Price Waterhouse &
                                    Co. Member of American
                                    Institute of Certified Public
                                    Accountants since 1953.

John H. Dobkin,#+, 61               Consultant. Formerly                          98            None
P.O. Box 12                         President of Save Venice, Inc. from
Annandale, NY 12504                 2001-2002, and Senior Advisor from
(11)                                June 1999 - June 2000 and
                                    President (December 1989 -
                                    May 1999) of Historic Hudson
                                    Valley (historic preservation).
                                    Previously, Director of the
                                    National Academy of Design.
                                    During 1988-92, Director and
                                    Chairman of the Audit
                                    Committee of ACMC.

--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 31

Management of the Fund

--------------------------------------------------------------------------------

                                                                            PORTFOLIOS
                                                  PRINCIPAL                   IN FUND          OTHER
NAME, AGE OF DIRECTOR,                          OCCUPATION(S)                 COMPLEX      DIRECTORSHIPS
       ADDRESS                                     DURING                   OVERSEEN BY       HELD BY
  (YEARS OF SERVICE*)                           PAST 5 YEARS                  DIRECTOR        DIRECTOR
---------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

William H. Foulk, Jr., #+, 71       Investment Adviser and an                    113           None
2 Sound View Drive                  independent consultant.
Suite 100                           Formerly Senior Manager of Barrett
Greenwich, CT 06830                 Associates, Inc., a registered
(11)                                investment adviser, with which he
                                    had been associated since prior
                                    to 1998. Formerly Deputy
                                    Comptroller of the State of New
                                    York and, prior thereto, Chief
                                    Investment Officer of the New
                                    York Bank for Savings.

Clifford L. Michel, #+, 64          Senior Counsel of the law firm of             97           Placer Dome,
15 St. Bernard's Road               Cahill Gordon & Reindel since                              Inc.
Gladstone, NJ 07934                 February 2001 and a partner of
(11)                                that firm for more than 25 years
                                    prior thereto. President and
                                    Chief Executive Officer of
                                    Wenonah Development
                                    Company (investments) and a
                                    Director of the Placer Dome Inc.
                                    (mining).

Donald J. Robinson, #+ 69           Senior Counsel to the law firm of             96           None
98 Hell's Peak Road                 Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                    since prior to 1998. Formerly a
(7)                                 senior partner and a member of
                                    the Executive Committee of that
                                    firm. Formerly a member and
                                    Chairman of the Municipal
                                    Securities Rulemaking Board
                                    and a Trustee of the Museum of
                                    the City of New York.

*     There is no stated term of office for the Fund's Directors.

** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.

32 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                                          Management of the Fund
--------------------------------------------------------------------------------

Officer Information

Certain information concerning the Fund's Officers is listed below.

     NAME,                               POSITION(S)                   PRINCIPAL OCCUPATION
ADDRESS* AND AGE                        HELD WITH FUND                 DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------
John D. Carifa, 58                  Chairman & President       See biography above.

Thomas J. Bardong, 58               Vice President             Senior Vice President of ACMC**, with
                                                               which he has been associated since
                                                               prior to 1998.

Thomas G. Kamp, 42                  Vice President             Senior Vice President of ACMC**, with
                                                               which he has been associated since
                                                               prior to 1998.

Daniel Nordby, 59                   Vice President             Senior Vice President of ACMC**, with
                                                               which he has been associated since
                                                               prior to 1998.

Michael J. Reilly, 39               Vice President             Senior Vice President of ACMC**, with
                                                               which he has been associated since
                                                               prior to 1998.

Edmund P. Bergan, Jr., 53           Secretary                  Senior Vice President and the General
                                                               Counsel of Alliance Fund Distributors,
                                                               Inc. ("AFD")** and Alliance Global
                                                               Investor Services Inc. ("AGIS")**, with
                                                               which he has been associated since
                                                               prior to 1998.

Mark D. Gersten, 52                 Treasurer and Chief        Senior Vice President of AGIS**, and
                                    Financial Officer          Vice President of ABIRM**, with which
                                                               he has been associated since prior to
                                                               1998.

Vincent S. Noto, 38                 Controller                 Vice President of AGIS**, with which he
                                                               has been associated since prior to
                                                               1998.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 33

AllianceBernstein Family of Funds
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation
Wealth Preservation
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation
Tax-Managed Wealth Preservation

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Select Investor Series Biotechnology Portfolio
Select Investor Series Premier Portfolio
Select Investor Series Technology Portfolio
Technology Fund

U.S. Value Funds

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Growth Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Global & International Value Funds

Global Value Fund
International Value Fund

Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

Intermediate California
Intermediate Diversified
Intermediate New York
Arizona
California
Insured California
Insured National
Florida
Massachusetts
Michigan
Minnesota
National
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.

--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

NOTES
--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 35

NOTES
--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND

                                               AllianceBernstein Family of Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN PREMIER GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
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APGAR0703




ITEM 2.  CODE OF ETHICS.


(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's Board of Directors has determined that independent directors Messrs. David H. Dievler and William H. Foulk qualify as an audit committee financial expert.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.       DESCRIPTION OF EXHIBIT


    10 (a) (1)        Code of ethics that is subject to the disclosure of Item 2 hereof

    10 (b) (1)        Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (b) (2)        Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Premier Growth Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  October 9, 2003